Share-based payment - Summary of The Movement of The Restricted Shares (Details) - Restriction of ordinary shares - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefit expenses
Outstanding, beginning of year		7,024
Vested and released	0	0	(7,024)
Outstanding, end of year	0		7,024